Loans (Details)						12 Months Ended
	Mar. 23, 2026 CNY (¥)	Mar. 21, 2026 CNY (¥)	Mar. 16, 2026 CNY (¥)	Mar. 12, 2026 CNY (¥)	Mar. 09, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Loans [Line Items]
Repaid						¥ 1,000,000	$ 142,998	¥ 847,295
Interest expenses						¥ 3,940,362	$ 563,464	¥ 3,632,425	¥ 3,002,241
Subsequent Event [Member]
Loans [Line Items]
Repaid	¥ 50,000	¥ 300,000	¥ 250,000	¥ 20,000,000	¥ 20,000,000